SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION
CI has two reportable segments: asset management and wealth management. These segments reflect CI’s internal financial reporting, performance measurement and strategic priorities. Prior year has been recast for comparative purposes.
The asset management segment includes the operating results and financial position of CI Investments, GSFM and Marret, which derive their revenues principally from the fees earned on the management of several families of mutual funds, segregated funds and exchange-traded funds.
The wealth management segment includes the operating results and financial position of CI Private Counsel LP, the U.S. RIAs, Aligned, CI Investment Services, Wealthbar and AWM and its subsidiaries, including Assante Capital Management Ltd. and Assante Financial Management Ltd. These companies derive their revenues principally from commissions and fees earned on the sale of mutual funds and other financial products, and ongoing service to clients.
Segmented information as at and for the year ended December 31, 2021 is as follows:

	Asset management	Wealth management	Intersegment eliminations	Total
	$	$	$	$
Management fees	1,809,967	—	(17,864)	1,792,103
Administration fees	—	1,052,828	(190,193)	862,635
Other income	26,949	45,330	—	72,279
Total revenue	1,836,916	1,098,158	(208,057)	2,727,017

Selling, general and administrative	376,670	344,009	(18,403)	702,276
Trailer fees	586,237	—	(34,537)	551,700
Advisor and dealer fees	—	579,243	(154,738)	424,505
Deferred sales commissions	6,093	—	(379)	5,714
Amortization and depreciation	25,383	71,438	—	96,821
Other expenses	90,624	159,541	—	250,165
Total expenses	1,085,007	1,154,231	(208,057)	2,031,181

Income before income taxes and non-segmented items	751,909	(56,073)	—	695,836
Interest and lease finance				(109,670)
Provision for income taxes				(173,792)
Net income for the year				412,374

Indefinite-life intangibles
Goodwill	1,312,543	1,943,398	—	3,255,941
Fund contracts	1,774,050	28,617	—	1,802,667
Total indefinite-life intangibles	3,086,593	1,972,015	—	5,058,608
Segmented information as at and for the year ended December 31, 2020 is as follows:

	Asset management	Wealth management	Intersegment eliminations	Total
	$	$	$	$
Management fees	1,650,076	—	(14,303)	1,635,773
Administration fees	—	530,058	(165,650)	364,408
Other income	(2,227)	54,830	—	52,603
Total revenue	1,647,849	584,888	(179,953)	2,052,784

Selling, general and administrative	325,245	138,805	(14,611)	449,439
Trailer fees	538,409	—	(28,965)	509,444
Advisor and dealer fees	—	389,264	(135,888)	253,376
Deferred sales commissions	7,981	—	(489)	7,492
Amortization and depreciation	24,714	18,800	—	43,514
Other expenses	69,176	12,156	—	81,332
Total expenses	965,525	559,025	(179,953)	1,344,597

Income before income taxes and non-segmented items	682,324	25,863	—	708,187
Interest				(65,440)
Provision for income taxes				(167,201)
Net income for the year				475,546

Indefinite-life intangibles
Goodwill	1,311,873	741,799	—	2,053,672
Fund contracts	1,778,901	—	—	1,778,901
Total indefinite-life intangibles	3,090,774	741,799	—	3,832,573
Geographic segment information:

	2021	2020
Revenue from external customers	$	$
Canada	2,330,892	1,971,291
United States	338,722	47,195
Australia	57,403	34,298
Total	2,727,017	2,052,784

	2021	2020
Non-current assets	$	$
Canada	3,669,613	3,492,876
United States	3,039,774	912,731
Australia	111,069	115,495
Hong Kong	71	82
Total	6,820,527	4,521,184